UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22535

Ares Dynamic Credit Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

ITEM 1.   SCHEDULE OF INVESTMENTS.

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

January 31, 2014 (UNAUDITED)

	Principal Amount	Value (a)
Floating Rate Term Loans 51.8% (b)
Aerospace & Defense 1.7%
DAE Aviation Holdings, Inc., 2nd Lien Term Loan, L+7.50%, 08/11/2019 (c)	$1,750,000	$1,776,250
DAE Aviation Holdings, Inc., Term Loan B-1, 5.00%, 11/02/2018	172,622	174,349
FR Acquisition Corporation (U.S.), Inc., Facility B (Mezzanine), 11.85%, 12/21/2017 (d)	1,256,824	1,252,639
Sequa Corporation, Initial Term Loan, 5.25%, 06/19/2017	2,475,000	2,446,117
Standard Aero, Ltd., Term Loan B-2, (Canada), 5.00%, 11/02/2018	78,634	79,420
		5,728,775
Automobile 1.7%
INA Beteiligungsgesellschaft mbH, Term Loan C (EUR), (Denmark), 4.75%, 01/27/2017	€957,961	1,299,061
TI Group Automotive Systems, LLC, Additional Term Loan, 5.50%, 03/28/2019	$4,498,440	4,520,931
		5,819,992
Beverage, Food & Tobacco 1.6%
Premier Foods PLC, Term Facility B, (Great Britain), L+2.25%, 06/30/2016 (c)	£643,497	1,019,569
Premier Foods PLC, Term Facility C3, (Great Britain), L+2.25%, 06/30/2016 (c)	1,356,460	2,149,202
Rite Aid Corporation, Term Loan 2nd Lien, 5.75%, 08/21/2020	$2,000,000	2,041,500
		5,210,271
Broadcasting & Entertainment 0.9%
Salem Communications Corporation, Term Loan, 4.50%, 03/14/2020	2,899,381	2,912,080

Business Equipment & Services 2.2%
Redtop Acquisitions, Ltd., Euro Term Loan 1st Lien, (Jersey), L+3.75%, 12/03/2020 (c)	€750,000	1,018,123
Redtop Acquisitions, Ltd., USD Term Loan 2nd Lien, (Jersey), 8.25%, 06/03/2021	$1,000,000	1,020,000
Twelve Beeches Sarl, Facility B, (Luxembourg), L+4.50%, 08/02/2019 (c)	£750,000	1,241,496
Twelve Beeches Sarl, Facility C, (Luxembourg), 5.03%, 08/01/2019	2,500,000	4,135,978
		7,415,597
Cable & Satellite TV 2.9%
Altice Financing S.A., Term Loan, (Luxembourg), 5.50%, 07/15/2019	$3,500,000	3,561,250
TWCC Holding Corporation, Term Loan 2nd Lien, 7.00%, 06/26/2020	3,500,000	3,526,250
Virgin Media Investment Holdings, Ltd., C Facility, (Great Britain), 4.50%, 06/05/2020	£1,575,000	2,596,116
		9,683,616
Chemicals, Plastics & Rubber 1.7%
Flint Group Belgium, Tranche B2 Term Facility, (Belgium), L+6.25%, 12/30/2016 (c)	€1,289,920	1,741,842
Flint Group Belgium, Tranche C2 Term Facility, (Belgium), L+6.25%, 12/30/2016 (c)	1,854,388	2,504,072
Flint Group, Inc., Facility B9 (2016 Extended), 6.58%, 12/28/2016	$1,523,941	1,522,036
		5,767,950
Consumer Products 1.1%
True Religion Apparel, Inc., Initial Term Loan, 5.88%, 07/30/2019	2,992,500	2,852,241
True Religion Apparel, Inc., Initial Term Loan 2nd Lien, 11.00%, 01/30/2020	869,565	830,435
		3,682,676
Diversified & Conglomerate Services 4.7%
Advantage Sales & Marketing, Inc., 2013 Incremental Term Loan 1L, 4.25%, 12/17/2017	3,859,006	3,879,690
Advantage Sales & Marketing, Inc., 2013 Other Term Loan 2L, 8.25%, 06/18/2018	2,387,249	2,418,593
Information Resources Inc., Term Loan, 4.75%, 09/30/2020	2,493,750	2,516,618
Language Line, LLC, Tranche B Term Loan, 6.25%, 06/20/2016	1,935,950	1,932,330
Syncreon Global Finance (U.S.), Inc., Term Loan, 5.25%, 10/28/2020	2,000,000	2,005,000
VWR Funding, Inc., Dollar Term B-1 Loan, 4.17%, 04/03/2017	1,707,750	1,712,019
VWR Funding, Inc., Euro Term B-1 Loan, 4.48%, 04/03/2017	€990,000	1,336,833
		15,801,083

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Electronics 1.0%
Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.00%, 01/15/2021	$3,391,500	$3,432,062

Forest Products 0.9%
NewPage Corporation, Term Loan, 8.75%, 12/21/2018	2,940,226	2,995,355

Grocery 0.6%
Roundy’s Supermarkets, Inc., Tranche B Term Loan, 5.75%, 02/13/2019	1,966,145	1,985,196

Healthcare, Education & Childcare 4.4%
AI Garden B.V., New Facility B1, (Netherlands), 4.73%, 02/13/2020	€4,000,000	5,432,795
BSN Medical Luxembourg Finance Holding Sarl, Facility B1B, (Luxembourg), 4.00%, 08/28/2019	$1,100,000	1,103,850
BSN Medical Luxembourg Finance Holding Sarl, Term Loan (EUR), (Luxembourg), 4.25%, 08/28/2019	€2,369,874	3,233,431
CHS|Community Health Systems, Inc., Term Loan D, L+3.25%, 01/27/2021 (c)	$1,200,000	1,212,456
Opal Acquisition, Inc., Term B Loan 1st Lien, 5.00%, 11/27/2020	2,003,930	2,014,451
Tunstall Group Finance, Ltd., Facility B1, (Great Britain), 5.55%, 10/16/2020	£1,000,000	1,644,433
		14,641,416
Hotels, Motels, Inns & Gaming 1.0%
Caesars Entertainment Operating Company, Inc., Term B-4 Loans, 9.50%, 10/31/2016	$3,457,557	3,492,513

Insurance 0.8%
Hub International, Ltd., Initial Term Loan, 4.75%, 10/02/2020	2,793,000	2,822,690

Leisure, Amusement & Entertainment 1.2%
Delta 2 (Lux) Sarl, Facility B2 (USD), (Luxembourg), 4.50%, 04/30/2019	3,955,075	3,999,570

Machinery (Non-agricultural, Non-construction, Non-electronic) 1.9%
Doncasters U.S., LLC, Term B Loan, 5.50%, 04/09/2020	2,481,250	2,508,395
Doncasters U.S., LLC, Term C Loan, 6.00%, 04/09/2020	£992,500	1,646,061
Doncasters U.S., LLC, Term Loan 2nd Lien, 9.50%, 10/09/2020	$2,250,000	2,283,750
		6,438,206
Manufacturing 1.2%
Alliance Laundry Systems, LLC, Initial Term Loan, 4.25%, 12/10/2018	2,229,684	2,240,833
Alliance Laundry Systems, LLC, Initial Term Loan 2nd Lien, 9.50%, 12/10/2019	1,736,364	1,754,821
		3,995,654
Mining, Steel, Non-Precious Metals 0.8%
Peabody Energy Corporation, Term Loan, 4.25%, 09/24/2020	2,493,750	2,507,341

Oil & Gas 4.2%
Atlas Energy, L.P., Loan, 6.50%, 07/31/2019	2,493,750	2,562,328
Quicksilver Resources, Inc., Term Loan 2nd Lien, 7.00%, 06/21/2019	2,500,000	2,484,375
Rice Drilling B, LLC, Term Loan 2nd Lien, 8.50%, 10/25/2018	3,970,000	4,039,475
Teine Energy, Ltd., Incremental Term Loan, (Canada), 7.50%, 05/17/2019	1,985,000	2,007,331
Templar Energy, LLC, Term Loan 2nd Lien, 8.00%, 11/25/2020	3,000,000	3,024,390
		14,117,899
Personal Transportation 2.3%
Air Medical Holdings, LLC, B-1 Term Loan, 5.00%, 06/30/2018	3,339,009	3,359,878
Air Medical Holdings, LLC, Term Loan, 7.63%, 05/31/2018 (d)	2,000,000	1,965,000
Scandlines Aps, Facility B, (Denmark), 4.70%, 11/04/2020	€1,718,750	2,345,275
		7,670,153
Personal, Food & Miscellaneous Services 1.7%
Elior S.C.A., Facility I Tranche, (France), 4.96%, 03/29/2019	3,500,000	4,741,895
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 04/02/2020	$997,487	889,978
		5,631,873

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Pipeline 0.9%
Crestwood Holdings, LLC, Tranche B-1 Term Loan, 7.00%, 06/19/2019	$2,951,968	$3,022,078

Printing & Publishing 1.7%
Advanstar Communications, Inc., New 2nd Lien Term Loan, 9.50%, 06/05/2020	2,000,000	2,007,000
Dex Media East, LLC, Term Loan (2016), 6.00%, 12/30/2016	2,339,367	1,620,012
Dex Media West, LLC, Loan, 8.00%, 12/30/2016	2,718,138	2,158,201
		5,785,213
Retail Stores 5.0%
CBR Fashion GES.M.B.H., Term B2 Facility, (Denmark), L+4.75%, 04/20/2017 (c)	€550,000	668,932
CBR Textile GmbH, Term C2 Facility, (Denmark), L+5.25%, 04/19/2018 (c)	550,000	672,641
Harbor Freight Tools USA, Inc., Initial Loans, 4.75%, 07/26/2019	$2,985,000	3,027,924
Hudson’s Bay Company, Initial Term Loan, (Canada), 8.25%, 11/04/2021	562,500	579,842
Hudson’s Bay Company, Term Loan 1st Lien, (Canada), 4.75%, 11/04/2020	4,000,000	4,054,080
JC Penney Corporation, Inc., Term Loan, 6.00%, 05/22/2018	2,985,000	2,892,346
Neiman Marcus Group, Inc., Term Loan, 5.00%, 10/25/2020	4,987,500	5,042,462
		16,938,227
Service & Equipment 0.3%
RBS Worldpay, Inc., Facility D (B1A Extended), (Great Britain), L+4.75%, 11/29/2019 (c)	£500,000	828,182

Technology 1.5%
Allflex Holdings III, Inc., (U.S.), Initial Term Loan 1st Lien, 4.25%, 07/17/2020	$1,995,000	2,000,606
Allflex Holdings III, Inc., (U.S.), Initial Term Loan 2nd Lien, 8.00%, 07/19/2021	1,500,000	1,518,000
Ship Midco, Ltd., Facility C1 (GBP), (Great Britain), L+4.50%, 11/29/2019 (c)	£1,000,000	1,654,506
		5,173,112
Utilities 1.3%
Alinta Energy Finance Pty, Ltd., Delayed Draw Term Loan, (Australia), 6.38%, 08/13/2018 (e)	$279,107	1,744
Alinta Energy Finance Pty, Ltd., Term B Loan, (Australia), 6.38%, 08/13/2019	4,255,682	4,282,280
		4,284,024
Waste Management 0.6%
Waste Industries USA, Inc., Term B Loan, 4.00%, 03/17/2017	1,980,000	1,981,841
Total Floating Rate Term Loans (Cost: $171,288,109)		173,764,645

Corporate Bonds 63.2%
Aerospace & Defense 2.5%
DAE Aviation Holdings, Inc., 144A, 11.25%, 08/01/2015	6,000,000	6,000,000
Spirit AeroSystems, Inc., 6.75%, 12/15/2020	2,197,000	2,367,267
		8,367,267
Banking, Finance & Insurance 3.4%
Galaxy Bidco, Ltd., 144A, (Great Britain), 5.52%, 11/15/2019 (f)	£1,417,000	2,340,197
Galaxy Bidco, Ltd., 144A, (Great Britain), 6.38%, 11/15/2020	600,000	1,000,030
Nationstar Mortgage, LLC, 10.88%, 04/01/2015	$2,000,000	2,022,500
TransUnion Holding Company, Inc., 9.63%, 06/15/2018 (d)	5,750,000	6,152,500
		11,515,227
Beverage, Food & Tobacco 2.1%
Del Monte Foods Company, 7.63%, 02/15/2019	2,000,000	2,077,500
Michael Foods Holding, Inc., 9.75%, 07/15/2018	2,500,000	2,690,625
Michael Foods Holding, Inc., 144A, 8.50%, 07/15/2018 (d)	2,000,000	2,095,000
		6,863,125
Broadcasting & Entertainment 1.6%
Belo Corporation, 7.25%, 09/15/2027	2,000,000	2,050,000

	Principal Amount	Value (a)
Corporate Bonds (continued)
Broadcasting & Entertainment (continued)
CBS Outdoor Americas Capital, LLC, 144A, 5.25%, 02/15/2022	$500,000	$502,500
CBS Outdoor Americas Capital, LLC, 144A, 5.63%, 02/15/2024	1,000,000	1,007,500
Lamar Media Corporation, 144A, 5.38%, 01/15/2024	1,000,000	1,012,500
LIN Television Corporation, 6.38%, 01/15/2021	410,000	428,450
LIN Television Corporation, 8.38%, 04/15/2018	320,000	336,800
		5,337,750
Buildings & Real Estate 1.8%
Hillman Companies, Inc., 10.88%, 06/01/2018	5,674,000	6,099,550

Business Equipment & Services 0.6%
iGATE Corporation, 9.00%, 05/01/2016	2,000,000	2,115,000

Cable & Satellite TV 6.1%
CCO Holdings, LLC, 7.00%, 01/15/2019	2,750,000	2,901,250
Nara Cable Funding, Ltd., 144A, (Ireland), 8.88%, 12/01/2018	805,000	873,425
Unitymedia KabelBW GmbH, 144A, (Denmark), 9.63%, 12/01/2019	€2,500,000	3,701,371
UPC Holding B.V., 144A, (Netherlands), 6.75%, 03/15/2023	3,500,000	4,876,140
Videotron, Ltee, (Canada), 9.13%, 04/15/2018	$1,874,000	1,958,330
Virgin Media Finance PLC, (Great Britain), 8.88%, 10/15/2019	£1,250,000	2,228,724
Ziggo Finance B.V., 144A, (Netherlands), 8.00%, 05/15/2018	€2,700,000	3,868,941
		20,408,181
Cargo Transportation 1.0%
Watco Companies, LLC, 144A, 6.38%, 04/01/2023	$3,200,000	3,168,000

Chemicals, Plastics & Rubber 3.4%
Hexion U.S. Finance Corporation, 8.88%, 02/01/2018	3,000,000	3,120,000
Hexion U.S. Finance Corporation, 9.00%, 11/15/2020	1,000,000	1,002,500
INEOS Holdings, Ltd., 144A, (Luxembourg), 7.88%, 02/15/2016	€2,750,000	3,710,940
Vertellus Specialties, Inc., 144A, 9.38%, 10/01/2015	$3,500,000	3,482,500
		11,315,940
Consumer Products 1.3%
Elizabeth Arden Salon Holdings, Inc., 7.38%, 03/15/2021	3,000,000	3,195,000
Elizabeth Arden Salon Holdings, Inc., 144A, 7.38%, 03/15/2021	1,000,000	1,065,000
		4,260,000
Containers, Packaging & Glass 2.2%
Berry Plastics Corporation, 9.50%, 05/15/2018	2,599,000	2,767,935
Reynolds Group Holdings, Inc., 9.00%, 04/15/2019	2,900,000	3,092,125
Reynolds Group Holdings, Inc., 9.88%, 08/15/2019	1,500,000	1,657,500
		7,517,560
Diversified & Conglomerate Services 3.6%
Abengoa Finance SAU, 144A, (Spain), 7.75%, 02/01/2020	500,000	525,000
Abengoa S.A., 144A, (Spain), 8.88%, 11/01/2017	2,500,000	2,737,500
Affinion Group Holdings, Inc., 7.88%, 12/15/2018	500,000	443,750
Affinion Investments, LLC, 144A, 13.50%, 08/15/2018	3,060,000	3,006,450
Syncreon Holdings, Ltd., 144A, (Netherlands), 8.63%, 11/01/2021	2,000,000	2,070,000
West Corporation, 8.63%, 10/01/2018	3,000,000	3,236,250
		12,018,950
Electronics 1.6%
Syniverse Holdings, Inc., 9.13%, 01/15/2019	5,000,000	5,456,250

Energy 1.2%
Hiland Partners, L.P., 144A, 7.25%, 10/01/2020	3,653,000	3,908,710

	Principal Amount	Value (a)
Corporate Bonds (continued)
Forest Products 0.6%
Verso Paper Holdings, LLC, 11.75%, 01/15/2019	$2,000,000	$2,150,000

Furnishings, Housewares Durable Consumables 2.6%
Masonite International Corporation, 144A, (Canada), 8.25%, 04/15/2021	2,500,000	2,737,500
Sanitec Oyj, 144A, (Finland), 4.97%, 05/15/2018 (f)	€4,250,000	5,815,935
		8,553,435
Grocery 1.0%
Boparan Finance PLC, 144A, (Great Britain), 9.88%, 04/30/2018	£1,500,000	2,667,690
Roundy’s Supermarkets, Inc., 144A, 10.25%, 12/15/2020	$789,000	832,395
		3,500,085
Hotels, Motels, Inns & Gaming 3.0%
Affinity Gaming, 9.00%, 05/15/2018	2,165,000	2,305,725
Marina District Finance Company, 9.88%, 08/15/2018	3,173,000	3,414,942
SNAI S.p.A, 144A, (Italy), 7.63%, 06/15/2018	€2,250,000	3,072,394
SNAI S.p.A, 144A, (Italy), 12.00%, 12/15/2018	1,000,000	1,423,271
		10,216,332
Leisure, Amusement & Entertainment 0.6%
Regal Entertainment Group, 9.13%, 08/15/2018	$2,000,000	2,160,000

Mining, Steel, Non-Precious Metals 1.1%
CONSOL Energy, Inc., 8.00%, 04/01/2017	2,000,000	2,095,000
CONSOL Energy, Inc., 8.25%, 04/01/2020	1,500,000	1,625,625
		3,720,625
Non-Durable Consumer Products 0.2%
Jarden Corporation, 7.50%, 01/15/2020	€535,000	773,146

Oil & Gas 6.1%
Gibson Energy, Inc., 144A, (Canada), 6.75%, 07/15/2021	$2,000,000	2,115,000
Halcon Resources Corporation, 8.88%, 05/15/2021	3,000,000	2,992,500
Halcon Resources Corporation, 9.75%, 07/15/2020	1,000,000	1,037,500
Halcon Resources Corporation, 144A, 9.75%, 07/15/2020	438,000	453,877
MEG Energy Corporation, 144A, (Canada), 7.00%, 12/31/2024	2,500,000	2,543,750
Midstates Petroleum Company, Inc., 9.25%, 06/01/2021	3,500,000	3,640,000
Newfield Exploration Company, 6.88%, 02/01/2020	2,000,000	2,140,000
Plains Exploration and Production Company, 8.63%, 10/15/2019	4,000,000	4,370,000
Quicksilver Resources, Inc., 144A, 11.00%, 07/01/2021	1,000,000	1,080,000
		20,372,627
Packaging 3.3%
Albea Beauty Holdings S.A., 144A, 8.38%, 11/01/2019	2,632,000	2,763,600
Guala Closures Group S.p.A., 144A, (Italy), 5.59%, 11/15/2019 (f)	€380,000	519,166
Guala Closures Group S.p.A., 144A, (Luxembourg), 9.38%, 04/15/2018	4,000,000	5,803,836
Packaging Dynamics Corporation, 144A, 8.75%, 02/01/2016	$2,000,000	2,052,500
		11,139,102
Personal, Food & Miscellaneous Services 0.8%
Pantry, Inc., 8.38%, 08/01/2020	2,650,000	2,828,875

Pipeline 0.4%
Kinder Morgan, Inc., 144A, 5.63%, 11/15/2023	1,500,000	1,477,142

Retail Stores 2.9%
IVS F S.p.A., 144A, (Italy), 7.13%, 04/01/2020	€3,250,000	4,591,312
Petco Animal Supplies, Inc., 144A, 8.50%, 10/15/2017 (d)	$2,000,000	2,040,000

	Principal Amount	Value (a)
Corporate Bonds (continued)
Retail Stores (continued)
Rent-A-Center, Inc., 6.63%, 11/15/2020	$3,000,000	$3,045,000
		9,676,312
Service & Equipment 1.2%
Ceridian Corporation, 11.25%, 11/15/2015	3,887,000	3,906,435

Technology 1.2%
GXS Worldwide, Inc., 9.75%, 06/15/2015	4,000,000	4,110,400

Telecommunications 5.4%
Digicel Group, Ltd., 144A, (Bermuda), 8.25%, 09/01/2017	4,000,000	4,148,000
Digicel Group, Ltd., 144A, (Bermuda), 10.50%, 04/15/2018	2,000,000	2,126,000
Level 3 Communications, Inc., 9.38%, 04/01/2019	2,000,000	2,230,000
Wind Acquisition Finance S.A., 144A, (Luxembourg), 5.55%, 04/30/2019 (f)	€750,000	1,031,718
Wind Acquisition Finance S.A., 144A, (Luxembourg), 11.75%, 07/15/2017	$4,501,000	4,748,555
Windstream Corporation, 7.75%, 10/15/2020	1,000,000	1,060,000
Windstream Corporation, 7.75%, 10/01/2021	2,500,000	2,625,000
		17,969,273
Waste Management 0.4%
Liberty Tire Recycling, 144A, 11.00%, 10/01/2016	1,335,000	1,308,300
Total Corporate Bonds (Cost: $209,762,414)		212,213,599

Collateralized Loan Obligations/Collateralized Debt Obligations 23.6% (f)
Banking, Finance & Insurance 2.6%
Northwoods Capital X, 144A, (Cayman Islands), 3.00%, 11/04/2025	4,000,000	3,925,080
West CLO 2013-1, Ltd., 144A, (Cayman Islands), 3.89%, 11/07/2025	3,000,000	2,875,611
WhiteHorse VII, Ltd., 144A, (Cayman Islands), 3.95%, 11/24/2025	2,000,000	1,947,430
		8,748,121
Structured Finance Obligations 21.0%
Apidos CLO XII, 144A, (Cayman Islands), 3.29%, 04/15/2025	4,000,000	3,729,840
Apidos CLO XIV, 144A, (Cayman Islands), 3.74%, 04/15/2025	4,000,000	3,895,648
Apidos CLO XV, 144A, (Cayman Islands), 3.50%, 10/20/2025	3,000,000	2,825,061
Atrium IX, 144A, (Cayman Islands), 3.74%, 02/28/2024	2,500,000	2,451,493
Carlyle Global Market Strategies CLO 2012-4, Ltd., 144A, (Cayman Islands), 4.74%, 01/20/2025	4,000,000	4,001,956
Cent XVII CLO, L.P., 144A, (Cayman Islands), 3.74%, 01/30/2025	4,000,000	3,889,192
Dryden Senior Loan Fund XXX, Ltd., 144A, (Cayman Islands), 3.44%, 11/15/2025	1,000,000	939,177
Finn Square CLO, Ltd., 144A, (Cayman Islands), 3.85%, 12/24/2023	4,500,000	4,416,309
Galaxy XV CLO, Ltd., 144A, (Cayman Islands), 3.64%, 04/15/2025	4,000,000	3,819,596
Galaxy XVI CLO, Ltd., 144A, (Cayman Islands), 3.59%, 11/16/2025	2,000,000	1,897,920
Greywolf CLO II, Ltd., 144A, (Cayman Islands), 4.07%, 04/15/2025	4,000,000	3,983,396
Halcyon Loan Advisors Funding 2013-1, Ltd., 144A, (Cayman Islands), 3.74%, 04/15/2025	4,000,000	3,882,044
ING IM CLO 2011-1, LLC, 144A, (Cayman Islands), 3.55%, 06/22/2021	4,000,000	3,843,448
ING IM CLO 2013-1, Ltd., 144A, (Cayman Islands), 3.74%, 04/15/2024	3,000,000	2,883,825
KVK CLO 2013-1, Ltd., 144A, (Cayman Islands), 4.59%, 04/14/2025	3,000,000	3,037,002
Mountain Hawk I CLO, Ltd., 144A, (Cayman Islands), 3.34%, 01/20/2024	3,000,000	2,814,279
Oak Hill Credit Partners VIII, Ltd., 144A, (Cayman Islands), 3.74%, 04/20/2025	4,000,000	3,897,104
OHA Credit Partners VII, Ltd., 144A, (Cayman Islands), 4.24%, 11/20/2023	1,000,000	1,001,816
OHA Loan Funding 2013-1, Ltd., 144A, (Cayman Islands), 3.84%, 07/16/2025	4,000,000	3,908,644
OZLM Funding III, Ltd., 144A, Cayman Islands), 4.14%, 01/22/2025	2,000,000	1,980,286
Symphony CLO XI, Ltd., 144A, (Cayman Islands), 4.24%, 01/17/2025	2,750,000	2,713,755
Venture XII CDO, Ltd., 144A, (Cayman Islands), 3.09%, 02/28/2024	1,000,000	987,977
Venture XIII CDO, Ltd., 144A, (Cayman Islands), 3.79%, 06/10/2025	4,000,000	3,840,056
		70,639,824
Total Collateralized Loan Obligations/Collateralized Debt Obligations (Cost: $77,916,316)		79,387,945
Total Investments - 138.6% (Cost: $458,966,839)		$465,366,189
Liabilities in Excess of Other Assets - (38.6%)		(129,685,509)
Net Assets - 100.0%		$335,680,680

Footnotes:

(a)             Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.

(b)             Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rate in this schedule represents the “all-in” rate at period end.

(c)              This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(d)             Pay-In-Kind security (PIK), which may pay interest/dividends in additional par/shares.

(e)              Reported net of unfunded commitments, reduced by any upfront payments received if purchased at a discount, see Note 2.

(f)               Variable rate coupon, rate shown as of January 31, 2014.

As of January 31, 2014, the aggregate cost of securities for Federal income tax purposes was $458,966,839.

Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$8,768,110
Gross unrealized depreciation	(2,368,760)
Net unrealized appreciation	$6,399,350

Abbreviations:

144A   Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CDO      Collateralized Debt Obligation

CLO       Collateralized Loan Obligation

Currencies:

€                     Euro Currency

£                     British Pounds

$                     U.S. Dollars

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

January 31, 2014 (UNAUDITED)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (the “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Company Act of 1940, as amended (the ‘‘Investment Company Act’’), as a closed-end, non-diversified, management investment company, and intends to qualify to be treated as a Registered Investment Company (“RIC”).  The Fund commenced operations on November 27, 2012.  Ares Capital Management II LLC (the ‘‘Adviser’’) serves as the investment adviser to the Fund. The Fund’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “ARDC”.

Investment Objective

ARDC’s investment objective is to provide an attractive risk-adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) secured loans (‘‘Senior Loans’’) made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds (‘‘Corporate Bonds’’) that are expected to be primarily high yield issues rated below investment grade, and (iii) debt securities (‘‘CLO Debt Securities’’) issued by entities commonly referred to, and referred to herein, as collateralized loan obligations (‘‘CLOs’’). The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio.

(2) Significant Accounting Policies

Investments Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Revolving loan, bridge loan and delayed draw term loan agreements

For investment purposes, the Fund has entered into certain loan commitments which may include revolving loan, bridge loan, partially unfunded term loan and delayed draw term loan agreements (“Unfunded loan commitments”). Unfunded loan commitments purchased at a discount/premium may include cash received/paid for the amounts representing such discounts/premiums. Unfunded loan commitments are agreements to participate in the lending of up to a specified maximum amount for a specified period. As of January 31, 2014, the fair value of the loans disclosed in the Schedule of Investments does not include unfunded commitments, which total $279,107.

(3) Investments

Fair Value Measurements

The Fund follows the provisions of Fair Value Measurements and Disclosures under U.S. generally accepted accounting principles (“U.S. GAAP”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. Fair Value Measurements and Disclosures defines “fair value” as the amount for which an investment could be sold in an orderly transaction between market participants at the measurement date in the principal or most advantageous market of the investment. The hierarchal disclosure framework establishes a three tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

January 31, 2014 (UNAUDITED)

•                  Level 1 – unadjusted quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a single broker quote or the Fund’s own assumptions in determining the fair value of investments)

The fair value of the Fund’s investments are primarily estimated based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs. The Fund’s custodian obtains prices from independent pricing services based on an authorized pricing matrix as approved by the Fund’s Board of Directors. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3.  In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Bank loans and corporate debts: The fair value of bank loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of collateralized loan obligations is estimated based on various valuation models of third party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews and tests information to corroborate prices received from third party pricing sources. For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value. The main inputs into the Adviser’s valuation model for these Level 3 securities include earnings multiples (based on the historical earnings of the issuer) and discounted cash flows. The Adviser may also consider original transaction price, recent transactions in the same or similar instruments and completed third-party transactions in comparable instruments as well as other liquidity, credit and market risk factors. Models will be adjusted as deemed necessary by the Adviser.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

January 31, 2014 (UNAUDITED)

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices ($)	Level 2 - Other Significant Observable Inputs ($)	Level 3 - Significant Unobservable Inputs ($)	Total ($)
Floating Rate Term Loans	—	154,650,029	19,114,616	173,764,645
Corporate Bonds	—	212,213,599	—	212,213,599
Collateralized Loan Obligations/Collateralized Debt Obligations	—	—	79,387,945	79,387,945
Total Investments	—	366,863,628	98,502,561	465,366,189

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the period ended January 31, 2014:

	Floating Rate Term Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations/ Collateralized Debt Obligations ($)	Total ($)
Balance as of 10/31/13	24,888,248	5,003,397	77,524,340	107,415,985
Purchases (a)	2,778,277	—	—	2,778,277
Sales (b)	(6,169,555)	—	—	(6,169,555)
Realized gain/ (loss) and net change in unrealized appreciation/(depreciation)	106,563	38,286	1,789,688	1,934,537
Accrued discounts/(premiums)	13,366	(10,861)	73,917	76,422
Transfers in to Level 3	6,921,128	—	—	6,921,128
Transfers out of Level 3	(9,423,411)	(5,030,822)	—	(14,454,233)
Balance as of 1/31/14	19,114,616	—	79,387,945	98,502,561
Net change in unrealized appreciation/(depreciation) from Investments held as of 1/31/14	105,250	—	1,789,687	1,894,937

(a)         Purchases include paid-in-kind interest and securities received from restructure.

(b)         Sales include principal redemptions.

The valuation techniques used by the Adviser to measure fair value as of January 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value ($)	Valuation Technique	Unobservable Inputs	Range
Assets
Investments in securities
Floating Rate Term Loans	19,114,616	Broker quotes and/or 3rd party pricing services	N/A	N/A

Collateralized Loan Obligation/Collateralized Debt Obligation	79,387,945	Broker quotes and/or 3rd party pricing services	N/A	N/A

Total Level 3 Investments	98,502,561

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at a reasonable level of assurance based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Dynamic Credit Allocation Fund, Inc.

By:	/s/
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date: March 25, 2014

By:	/s/
Daniel F. Nguyen
Chief Financial Officer (principal financial officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date: March 25, 2014